S000035292 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	168 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index® (net) (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.34%	11.19%	11.72%	11.15%
Performance Inception Date	[1]				Dec. 30, 2011
MSCI ACWI Value Index® (net) (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.98%	10.81%	9.08%	8.79%
Performance Inception Date	[1]				Dec. 30, 2011
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		23.30%	9.37%	8.38%	8.62%
Performance Inception Date					Dec. 30, 2011
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.51%	6.18%	6.44%	7.16%
Performance Inception Date					Dec. 30, 2011
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.10%	6.88%	6.47%	6.93%
Performance Inception Date					Dec. 30, 2011
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		23.58%	9.63%	8.65%	8.90%
Performance Inception Date					Dec. 30, 2011

[1]	Net index returns reflect the reinvestment of income and other earnings, including the dividends net of the maximum withholding tax applicable to non‑resident institutional investors that do not benefit from double taxation treaties. MSCI uses the maximum tax rate applicable to institutional investors, as determined by the companies’ country of incorporation.